Contract assets/(liabilities) (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenue recognized that was included in contract liabilities	$ (20,537)	$ (1,027,931)	$ (335,447)